Net Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
NET EARNINGS PER SHARE

NOTE 17:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2016	2017	2018

Net income attributable to Magic shareholders	$14,169	$15,442	$19,883
Accretion of redeemable non-controlling interests	$(2,262)	$-	$(1,726)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$11,907	$15,442	$18,157

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	44,347,083	44,435,671	46,665,042
Effect of dilutive securities	168,953	161,548	131,648

Denominator for diluted net earnings per share	44,516,036	44,597,219	46,796,690

Basic and Diluted earnings per share	$0.27	$0.35	$0.39